UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2019 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 67.2%
Communication Services - 6.6%
CenturyLink	48,000	$575,520
Discovery, Class C *	19,000	482,980
Walt Disney	7,000	777,210
		1,835,710
Consumer Discretionary - 5.1%
Gildan Activewear	19,000	683,430
LKQ *	12,200	346,236
Winnebago Industries	13,000	404,950
		1,434,616
Consumer Staples - 8.3%
Anheuser-Busch InBev - ADR	9,000	755,730
Crimson Wine Group *	30,000	246,900
Hershey	6,800	780,844
Wal-Mart Stores	5,500	536,415
		2,319,889
Energy - 1.9%
Chevron	4,418	544,209

Financials - 7.4%
Arthur J. Gallagher	7,000	546,700
Berkshire Hathaway, Class A *	2	602,430
Berkshire Hathaway, Class B *	2,900	582,581
Opus Bank	17,000	336,600
		2,068,311
Health Care - 11.6%
Gilead Sciences	7,000	455,070
Johnson & Johnson	6,000	838,740
Pfizer	20,000	849,400
Thermo Fisher Scientific	4,000	1,094,880
		3,238,090
Industrials - 9.1%
Aerojet Rocketdyne Holdings *	15,000	532,950
Boeing	2,350	896,337
Kansas City Southern	4,600	533,508
Lincoln Electric Holdings	7,000	587,090
		2,549,885
Information Technology - 3.8%
Microsoft	9,000	1,061,460

Materials - 3.7%
Constellium, Class A *	20,000	159,600
Orion Engineered Carbons	24,000	455,760
Vulcan Materials	3,500	414,400
		1,029,760
Real Estate - 9.7%
Brookfield Asset Management, Class A	18,000	839,700
Texas Pacific Land Trust	2,000	1,547,300
Weyerhaeuser - REIT	12,800	337,152
		2,724,152
Total Common Stocks
(Cost $9,997,832)		18,806,082

CORPORATE BONDS - 22.8%	Par

Communication Services - 1.8%
Qwest
7.125%, 11/15/2043	$250,000	$247,028
Viacom
3.875%, 12/15/2021	250,000	255,490
		502,518
Consumer Discretionary - 4.3%
Advance Auto Parts
4.500%, 12/01/2023	250,000	262,371
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	464,524
McDonald's
1.875%, 05/29/2019	250,000	249,458
Newell Rubbermaid
3.900%, 11/01/2025	250,000	232,512
		1,208,865
Consumer Staples - 3.8%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	259,240
Bunge Limited Finance
3.500%, 11/24/2020	250,000	251,302
Campbell Soup
2.500%, 08/02/2022	300,000	292,896
Constellation Brands
2.250%, 11/06/2020	250,000	247,606
		1,051,044
Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	251,407

Financials - 4.1%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	246,818
Old Republic International
3.875%, 08/26/2026	500,000	493,603
Opus Bank
5.500%, 07/01/2026	400,000	404,439
		1,144,860
Health Care - 1.2%
Stryker
4.375%, 01/15/2020	200,000	202,500
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	147,653
		350,153
Industrials - 3.5%
General Electric
5.000%, 12/29/2049	500,000	467,737
Hexcel
4.700%, 08/15/2025	250,000	257,816
Keysight Technologies
4.550%, 10/30/2024	250,000	259,895
		985,448
Information Technology - 3.2%
Corning
7.530%, 03/01/2023	110,000	124,254
Intel
2.700%, 12/15/2022	250,000	251,623
KLA-Tencor
4.650%, 11/01/2024	250,000	267,190
Motorola Solutions
3.750%, 05/15/2022	250,000	254,432
		897,499
Total Corporate Bonds
(Cost $6,437,960)		6,391,794

U.S. GOVERNMENT AGENCY ISSUES - 5.3%	Par
Federal Home Loan Banks
1.800%, 09/27/2024 (a)	$500,000	$498,830
Federal Home Loan Mortgage Corporation
2.250%, 12/29/2022 (a)	500,000	499,315
2.000%, 12/20/2024 (a)	500,000	499,287
Total U.S. Government Agency Issues
(Cost $1,493,300)		1,497,432

MUNICIPAL BOND - 0.7%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 - BHAC Insured
Total Municipal Bond
(Cost $190,000)	190,000	189,652

SHORT-TERM INVESTMENT - 3.8%	Shares
First American Government Obligations, Class Z, 2.32% (b)
(Cost $1,070,708)	1,070,708	1,070,708

Total Investments - 99.8%
(Cost $19,189,800)		27,955,668
Other Assets and Liabilities, Net - 0.2%		42,104
Total Net Assets - 100.0%		$27,997,772

* Non-income producing security.
(a) Step-up bond; the interest rate shown is the rate in effect as of March 31, 2019.
(b) The rate shown is the annualized seven-day effective yield as of March 31, 2019.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS®") was developed by and is the exclusive Property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,806,082	$-	$-	$18,806,082
Corporate Bonds	-	6,391,794	-	6,391,794
U.S. Government Agency Issues	-	1,497,432	-	1,497,432
Municipal Bond	-	189,652	-	189,652
Short-Term Investment	1,070,708	-	-	1,070,708
Total Investments in Securities	$19,876,790	$8,078,878	$-	$27,955,668

Refer to Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   May 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   May 10, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                        Ryan L. Roell, Treasurer

Date   May 10, 2019